Document And Entity Information	Jan. 21, 2025
Document Information Line Items
Entity Central Index Key	0000031667
Document Type	8-K
Document Period End Date	Jan. 21, 2025
Entity Registrant Name	EDUCATIONAL DEVELOPMENT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-04957
Entity Tax Identification Number	73-0750007
Entity Address, Address Line One	5402 S 122nd E Avenue
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74146
City Area Code	(918)
Local Phone Number	622-4522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.20 par value
Trading Symbol	EDUC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false